SHARE-BASED PAYMENTS (Details) - RSUs		1 Months Ended
	Mar. 26, 2025 USD ($) shares installment	Mar. 31, 2025 USD ($) shares
Directors and chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | shares		30,350
Fair Value Of Restricted Stock Unit Granted | $		$ 100,000
Employees and Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | shares	78,950
Number Of RSU Quarterly Installments | installment	8
Fair Value Of Restricted Stock Unit Granted | $	$ 200,000